Oniverse	6 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Jurisdiction of incorporation	6/30/2024	12/31/2023

On Holding AG	Switzerland
On AG	Switzerland	100%	100%
On Brazil Ltda.	Brazil	100%	100%
On Cloud Service GmbH	Germany	100%	100%
On Clouds GmbH	Switzerland	100%	100%
On Clouds Inc.	Delaware, USA	100%	100%
On Europe AG	Switzerland	100%	100%
On Experience 1 LLC	Delaware, USA	100%	100%
On Experience 2 LLC	Delaware, USA	100%	100%
On Experience 3 LLC	Delaware, USA	100%	100%
On Experience 4 LLC	Delaware, USA	100%	100%
On Experience 5 LLC	Delaware, USA	100%	100%
On Experience 6 LLC	Delaware, USA	100%	100%
On Experience 7 LLC	Delaware, USA	100%	100%
On Experience 8 LLC	Delaware, USA	100%	100%
On Experience 9 LLC	Delaware, USA	100%	—%
On Experience 10 LLC	Delaware, USA	100%	—%
On Hong Kong Limited	Hong Kong, SAR of China	100%	100%
On Inc.	Delaware, USA	100%	100%
On Italy S.r.l.	Italy	100%	100%
On Japan K.K.	Japan	100%	100%
On Korea Ltd.	South Korea	100%	100%
On Oceania Pty Ltd.	Australia	100%	100%
On Running Canada Inc.	Canada	100%	100%
On Running Sports Products (Shanghai) Company Ltd.	China	100%	100%
On Running UK Ltd.	United Kingdom	100%	100%
On Vietnam Co. Ltd.	Vietnam	100%	100%
Brunner Mettler GmbH	Switzerland	100%	100%